Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Line Items]
Date of incorporation	Nov. 30, 2022
Lianzhang Portal to LZ Menhu [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	3.15%
Lianzhang Portal [Member]
Organization and Principal Activities [Line Items]
Equity interest percentage	96.85%
Dongrun Technology [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%
LZ Menhu [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	93.70%